Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	STEPAN CO
Entity Central Index Key	0000094049
Entity Emerging Growth Company	false
Entity File Number	1-4462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1823834
Entity Address, Address Line One	22 West Frontage Road
Entity Address, City or Town	Northfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	(847)
Local Phone Number	446-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	SCL
Security Exchange Name	NYSE